INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in Precision Autoimmune Therapeutics Co Ltd (PAT) (Details) ¥ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2024 USD ($) installment	Aug. 31, 2024 CNY (¥) installment	May 31, 2022 USD ($)	Dec. 31, 2024 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) installment	Jul. 31, 2024 USD ($) installment	Jul. 31, 2024 CNY (¥) installment	May 31, 2022 CNY (¥)
Schedule of Investments
Share of net loss of an equity investee				$ 1,189,000	$ 48,000	$ 846,000
Precision Autoimmune Therapeutics Co., Ltd
Schedule of Investments
Equity ownership (as a percent)				19.8876%			19.8876%
Aggregate consideration for equity investment			$ 3,000,000	$ 3,900,000			¥ 28.4			¥ 20.0
Share of net loss of an equity investee				$ 1,200,000	48,000	800,000
Number of installments | installment				3			3	3	3
Remaining installments | installment	2	2						2	2
Impairment of equity investment					$ 2,000,000
Payments to acquire equity investments	$ 1,400,000	¥ 10.0		$ 1,370,000		$ 2,898,000
CASI China | Precision Autoimmune Therapeutics Co., Ltd
Schedule of Investments
Equity ownership (as a percent)								19.8876%	19.8876%
Aggregate consideration for equity investment								$ 3,900,000	¥ 28.4
Percentage of equity held in joint venture			15.00%
Percentage of interest in board seats			33.33%
Payments to acquire equity investments	$ 1,400,000	¥ 10.0
Equity method investment, ownership percentage	5.17%	5.17%